Taxation - Movement in Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities
Balance at 1 January	€ 406,892	€ 340,803	€ 291,859
Movements during the year	(17,754)	(43,138)	(58,275)
Business combination (note 3)	(16,400)	(47,988)
Translation differences	(40,431)	25,037	9,331
Balance at 31 December	€ 481,477	€ 406,892	€ 340,803